Finance income and finance costs (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Finance costs [Abstract]
Interest on bank borrowings	$ 225.4	$ 81.2	$ 276.5
Commitment fees	1.9	0.8	3.3
Amortization of facility costs and original issue discounts	46.7	14.2	60.4
Finance costs on bank borrowings	274.0	96.2	340.2
Net interest expense on retirement obligations	2.4	0.6	2.8
Finance lease expense	2.0	0.0	2.7
Interest rate swaps: cash flow hedges, transfer from equity	0.0	0.0	3.4
Other	4.0	0.0	1.3
Total	282.4	96.8	350.4
Finance income [Abstract]
Bank interest	16.3	0.4	3.6
Interest on non-plan pension assets	0.3	0.4	0.6
Interest rate swaps cash flow hedges, transfer to equity	9.9	0.0	0.0
Other	0.1	0.2	3.5
Total	26.6	1.0	7.7
Net finance cost	255.8	95.8	342.7
Included within exceptional items [Abstract]
Finance costs incurred in escrow period	0.0	0.0	6.4
Finance income earned in escrow period	0.0	0.0	(0.6)
Finance income (costs) incurred in escrow period	$ 0.0	$ 0.0	$ 5.8